Annual Total Returns- Japan 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Japan 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(29.80%)	19.30%	53.94%	(16.99%)	13.65%	6.66%	49.83%	(22.51%)	37.58%	39.69%